Organization and nature of business (Details) ¥ in Millions	Jan. 02, 2020 CNY (¥)	Dec. 31, 2019	Jul. 12, 2017	Dec. 28, 2016	Jun. 24, 2016 USD ($) individual	Aug. 19, 2015
Business Acquisition, Percentage of Voting Interests Acquired				5.00%
Ownership (percentage)		100.00%
Euroasia [Member]
Ownership (percentage)			100.00%
Shangchi Automobile [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Ownership (percentage)			70.00%
Jikang Energy [Member]
Authorized share capital value | ¥	¥ 5
USCNHK [Member]
Ownership (percentage)						100.00%
Tantech Bamboo [Member]
Business Acquisition, Percentage of Voting Interests Acquired				5.00%
Ownership (percentage)						95.00%
Number of individual holders entered Into an equity purchase agreement | individual					5
Tantech Bamboo [Member] | Jikang Energy [Member]
Authorized share capital value | $					$ 1,018,935
Hangzhou Jiyi Trading Co., Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Ownership (percentage)			19.00%
Hangzhou Jiyi Trading Co., Ltd [Member] | Jiamu [Member]
Ownership (percentage)			100.00%
Hangzhou Wangbo Investment Management Co Ltd [Member]
Ownership (percentage)			51.00%